SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Non-Cash Operating Working Capital
Accounts receivable	CAD 16,982	CAD 37,064	CAD (8,392)
Other current assets	2,154	(2,634)	(6,777)
Accounts payable	(4,061)	(47,260)	(37,245)
Changes in non-cash operating working capital	15,075	(12,830)	(52,414)
Other
Income taxes paid/(received)	(21,244)	(22,274)	18,087
Interest paid	CAD 48,545	CAD 65,498	CAD 58,416